Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share (unaudited, in thousands, except per share data):

	Three Months Ended
	March 31,
	2014	2013
Numerator:
Income from continuing operations for calculating basic and diluted earnings per share	$22,954	$20,180
Income (loss) from discontinued operations	(272)	84
Net income for calculating basic and diluted earnings per share	$22,682	$20,264

Denominator:
Weighted-average common shares for calculating basic earnings per share	28,952	29,313
Effect of dilutive securities:
Stock options and nonvested awards	390	642
Weighted-average common shares for calculating diluted earnings per share	29,342	29,955

Basic earnings per share:
Income from continuing operations	$0.79	$0.69
Income (loss) from discontinued operations	(0.01)	—
Net income per basic share	$0.78	$0.69

Diluted earnings per share:
Income from continuing operations	$0.78	$0.68
Income (loss) from discontinued operations	(0.01)	—
Net income per diluted share	$0.77	$0.68